Long-Term Debt - Long-Term Debt Denominated by Currencies (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total	$ 2,953	$ 2,927
U.S. dollar
Debt Instrument [Line Items]
Total	1,798	1,496
Euro
Debt Instrument [Line Items]
Total	$ 1,155	$ 1,431